Santo Mining Corp. - Balance Sheets (Parentheticals) (USD $)	Dec. 18, 2012	Jul. 31, 2012	Jul. 31, 2011
Website, net of amortization (in Dollars)		$ 1,340	$ 303
Preferred stock par value (in Dollars per share)		$ 0.00001	$ 0.00001
Preferred stock, shares authorized		450,000,000	450,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized		450,000,000	450,000,000
Common stock, shares issued		63,635,340	62,962,505
Common stock, shares outstanding		63,635,340	62,962,505